Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	28.98%	17.94%	(3.02%)	20.26%	23.04%